AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Large Cap Buffer10 Jan ETF
AllianzIM U.S. Large Cap Buffer20 Jan ETF
AllianzIM U.S. Large Cap Buffer10 Apr ETF
AllianzIM U.S. Large Cap Buffer20 Apr ETF
AllianzIM U.S. Large Cap Buffer10 Jul ETF
AllianzIM U.S. Large Cap Buffer20 Jul ETF
AllianzIM U.S. Large Cap Buffer10 Oct ETF
AllianzIM U.S. Large Cap Buffer20 Oct ETF
 (each a “Fund” and together the “Funds”)

Supplement, dated September 23, 2022
to each Fund’s Prospectus, dated February 1, 2022

This supplement updates certain information contained in each Fund’s prospectus and SAI and should be attached to the prospectus and SAI and retained for future reference.

Effective October 31, 2022, each Fund’s ticker symbol will change, and each Fund’s prospectus and SAI is revised, as follows:

Fund	Existing Ticker	New Ticker
AllianzIM U.S. Large Cap Buffer10 Jan ETF	AZAJ	JANT
AllianzIM U.S. Large Cap Buffer20 Jan ETF	AZBJ	JANW
AllianzIM U.S. Large Cap Buffer10 Apr ETF	AZAA	APRT
AllianzIM U.S. Large Cap Buffer20 Apr ETF	AZBA	APRW
AllianzIM U.S. Large Cap Buffer10 Jul ETF	AZAL	JULT
AllianzIM U.S. Large Cap Buffer20 Jul ETF	AZBL	JULW
AllianzIM U.S. Large Cap Buffer10 Oct ETF	AZAO	OCTT
AllianzIM U.S. Large Cap Buffer20 Oct ETF	AZBO	OCTW